October 11, 2017

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	RiverNorth Marketplace Lending Corporation
File Nos. 333-204886; 811-23067

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), RiverNorth Marketplace Lending Corporation (the “Company”) hereby certifies that the form of prospectus and statement of additional information that would have been filed by the Company pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Company’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-2, which was filed by electronic transmission on October 6, 2017 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (312) 832-1440.

Sincerely,

/s/ Marcus L. Collins
Marcus L. Collins
Secretary